Commitments and Contingencies (Details) - Schedule of Future Minimum Lease Payments - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Schedule of Future Minimum Lease Payments [Abstract]
2024 (excluding the three months ended 3/31/2024)	$ 176	$ 235
2025	242	242
2026	249	249
Total operating lease liability	$ 667	$ 726